UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

_____________________________________________________________________________________________

ANNUAL REPORT

_____________________________________________________________________________

Upright Growth Fund

_____________________________________________________________________________________________

September 30, 2009

_____________________________________________________________________________________________

TABLE OF CONTENTS

Shareholders Letter…………………………………………………………………………………….

1

Schedule of Investments ………………………………………………………………………………

4

Statement of Assets and Liabilities…………………………………………………………………….

6

Statement of Operations………………………………………………………………………………..

7

Statements of Changes in Net Assets…………………………………………………………………..

8

Notes to the Financial Statements………………………………………………………………………

9

Financial Highlights……………………………………………………………………………………

12

Report of Independent Registered Public Accounting Firm………………………………………….

13

Fund Expense………………………………………………………………………………………….

14

Security Holdings By Industry Sector…………………………………………………………………

15

Trustees And Officers…………………………………………………………………………………

16

_____________________________________________________________________________________________

Upright Growth Fund

November 27, 2009

Dear Investor:

We are pleased to present you the Annual Report of the Upright Growth Fund for the fiscal year from October 1, 2008 to September 30, 2009.  The Fund produced a total growth return of 2.01%.  The S&P 500 Index (large companies) yielded a return of –9.24% excluding dividends for the same period. Although we led the S&P for this period, we will strive to keep the edge and fully recover from the setback.

Market Review

We have witnessed the worst financial crisis in the history last year.  Do you know what was its probability of happening?  It was less than 0.00001%, about seven standard deviation   No country in the world has not been affected.  In fact, Iceland was at the brink of bankruptcy.

The market could be divided into two stages for the past year.

First period was from October 2008 to March 2009.  With the fallout of Lehman Brother, government bailout of AIG and Citigroup, the financial system was in great shock and did not function normally for some time.  The banks and financial institutions tightened their credit lending and were very reluctant or unable to make loans.  In result, it greatly impacted the businesses on the mail street.  The businesses had to cut expenses and lay off staff.  The governments around the world took aggressive measures to contain the problem.  They cut interest rates, increased money supply and boosted demand.  They did anything in their power to stimulate the economies.

The market finally bottomed out from March 2009 and thus experienced a strong recovery.  Over the last few months, the market has been in a rally mode.   From March 9 to September 9 2009, the S&P had a return of 52.74% while Upright Growth Fund achieved a return of 98.98%.

Asian countries in general have high saving rates and strong internal demands.  They will lead the global community to recover from the crisis.  Overall, We remain cautionary optimistic for the market for a three to six month period.  We also have measures in place to prepare ourselves for a possible pullback.  We will keep close watch of the market, especially for first quarter of 2010.

Portfolio Review

Upright Fund performance led the S&P 500 by about eleven percent.  We consistently pursue steady growth in a high momentum market.   We also want to avoid anxiety and maintain clarity to invest wisely.

We consistently select stocks based on their valuation.  It takes time for the quality stocks to yield good returns.  You and the Upright Team both need patience to see our efforts come to fruition.

Here is a brief review of some of the Fund’s top holdings:

Apple - We started to accumulate Apple shares from October 15, 2008 at relative bottom price.  At that time, we believed Apple’s share price reflected great discount to its intrinsic value.  The share price has doubled since then.  We still like Apple’s growth prospect, with its diverse, popular and innovative products.  With its current PE of 30, we think the share price of Apple reflects its fair value and start to move to fetch premium.  We are optimistic, but cautious at the same time.

AFLAC Inc. - This is an insurance company with strong overseas market, especially in Japan.  The shares have appreciated over 50% since our purchase.  We believe the company still has great potential for its international expansion, given the strong demand for its insurance products.

Silicon Motion Technology –This Company does not have any debt.  For the past four years, the assets have grown more than three times.  The company offers very competitive and diverse products.  Their earning has been strong, however, lowered in year 2008 during the financial crisis.  The share price of Sandisk, its peer in the same industry group, has increased about 3 times for the same period.  Therefore, we would like to give it a little more time.  We will keep evaluating its potential.

United Health Group (UNH) – With President Obama’s push for health care reform, there will be lot of uncertainty in health care industry.    We will continue to monitor closely and take appropriate actions.

We also purchased some financial and real estate sector sector for our portfolio.  Those investments delivered impressive returns for the Fund over the past few months.

Investment Philosophies

An investor’s worst characteristics are greed, fear, and impatience.  Greed can cause investors to hold on stocks and not sell at a targeted profit.  Most stock prices cyclically go through adjustments.  During the fluctuation, fear can cause investors to dump the volatile stocks, and impatience can consequentially result in selling at a loss.

There is an old saying about stock market: “ Born in the despair, grow in suspect, and fall in content.” I think that we have passed the first stage and we are in the second stage now.  We did not sell in panic at the bottom the market in March.  Instead, we tried to follow discipline to gradually participate in the market based on our research and judgment.  Again, there is another old saying which can not better summarize it - In the down market, one should endure the loneliness.  In the up market, one should survive the shakeout.

We appreciate your trust and business in the past and look forward to better portfolio performance in the near future.

Sincerely,

David Y. S. Chiueh, CFP

Portfolio Manager

This chart assumes an initial gross investment of $10,000 made on January 21, 1999 (commencement of operations).  Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended September 30, 2009

	1 -Year	5 - Year	Since Inception
Upright Growth Fund	2.01%	-7.57%	-4.37%
S&P 500 Index	-6.91%	1.02%	0.29%
* Inception January 21, 1999

Upright Growth Fund

Schedule of Investments

September 30, 2009

	Number of	Market
	Shares	Value

COMMON STOCKS- 96.715%

Biotechnology- 5.321%
Amgen Incorporated *	5,100	$ 307,173
Bank-1.759% Bank of America Corp	6,000	101,520

Computer- 12.352%
Apple Computer Inc. *	3,600	667,260
Dell Inc. *	3,000	45,780
		713,040

Diversified Company- 4.834%
General Electric Company	2,000	32,840
Manitowoc Company Inc.	26,000	246,220
		279,060

Electronic- 6.225% Au Optronics Corp Adr	8,650	83,732
Corning Inc.	18,000	275,580
		359,312
Financial Service- 5.191%
Advanta Corp CI A Vtg	58,395	32,117
Citigroup Inc.	6,000	29,040
Direxion Shs Exch Trd Fd	2,600	213,538
Prudential Financial Inc.	500	24,955
		299,650
Food-5.008%
Starbucks Corp	14,000	289,100

Healthcare- 4.772%
Unitedhealth Group Inc.	11,000	275,440
Insurance- 5.893%
A F L A C Inc.	4,500	192,330
American International Group Inc.	1,625	71,679
Metlife Inc.	2,000	76,140 340,149

Internet- 2.577%
Google Inc. *	300	148,755

Investment Trust- 0.357%
Proshares Ultra S&P. *	600	20,592
Leisure- 1.731%
Mgm Mirage	8,300	99,932
Medical- 8.366%
Humana Inc.	5,000	186,500
Medtronic Inc.	500	18,400
Pfizer Incorporated	16,800	278,040
		482,940
Oil-2.237% Chevron Corporation Oil Service Holders Tr Real Estate-2.590% Proshs Ultra Real Estate Retail- 8.663%	1,000 500 25,000	70,430 58,715 129,145 149,500
Coach Inc. *	13,500	444,420
Timberland Co Cl A *	4,000	55,680
		500,100
Semiconductor- 7.470%
Himax Tchnologies Adr * Silcon Motion Technology Taiwan Semiconductr Adrf	35,000 71,000 2,926	116,550 282,580 32,069 431,199

Storage Technology- 6.914%
E M C Corp Mass *	500	8,525
Sandisk Corp *	18,000	390,600 399,125
Telecommunication- 2.846%
Nokia Corp Spon ADR. Research In Motion Ltd	8,000 700	116,960 47,341 164,301

Transportation-1.608%
Dryships Inc	14,000	92,820

Total Common Stocks (Cost $ 6,983,339) Cash and Money Funds-1.059%		5,582,853 61,139

Total Investments (Cost $7,044,478)		5,643,992

Other Assets Less Other Liabilities- 2.226%		128,515

Total Net Assets- 100%		$ 5,772,507

* Non-income producing security

ADR - American Depository Receipt

See accompanying notes to financial statements.

Upright Growth Fund

Statement of Assets and Liabilities
September 30, 2009

ASSETS:
Investments, at market value (identified cost $7,044,478)	$ 5,643,992
Dividends and interest receivable	200
Security sales receivable	162,517

Total Assets	5,806,709

LIABILITIES:
Investment advisory fees accrued	13,743
Administrative fees accrued	3,523
Redemption payable	271
Accrued expenses	16,665

Total Liabilities	34,202

NET ASSETS	$ 5,772,507

NET ASSETS CONSIST OF:
Capital stock, par value $1.00 per share, unlimited
number of shares authorized, 946,530 shares issued
and outstanding.
Additional paid-in capital	$ 8,715,006
Accumulated undistributed:
Net investment loss	(563,301)
Net realized loss on investment transactions	(978,712)
Net unrealized depreciation on investments	(1,400,486)

Total Net Assets	$ 5,772,507

Net Asset Value, redemption price per share	$ 6.10

See accompanying notes to financial statements.

Upright Growth Fund

Statement of Operations
For the Year Ended September 30, 2009

INVESTMENT INCOME:
Dividend income (Net of foreign withholding taxes of $2,064)	$ 80,518
Interest income	666

Total investment income	81,184

EXPENSES:
Investment advisory fees	63,699
Administrative fees	18,510
Interest expense	9,645
Professional fees	8,591
Custody fees	4,228
Blue sky fees	1,930
Insurance fees	1,460
Trustee fees	365
Other/ ADR fees	1,086

Total expenses	109,514

NET INVESTMENT LOSS	(28,330)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(910,922)
Change in unrealized depreciation on investments- net	1,144,714

Total realized and unrealized depreciation on investments- net	233,792

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$205,462

See accompanying notes to financial statements.

Upright Growth Fund

Statements of Changes in Net Assets

	For the Years Ended
	September 30,
	2009	2008
OPERATIONS
Net investment loss	$ (28,330)	$ (32,955)
Net realized loss on investment transactions	(910,922)	(42,588)
Net unrealized appreciation (depreciation) on investments	1,144,714	(4,124,286)

Net increase (decrease) in net assets from operations	205,462	(4,199,829)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	457,701	958,098
Payments for shares redeemed	(159,992)	(176,688)

Net increase in net assets from capital share transactions	297,709	781,410

TOTAL INCREASE (DECREASE) IN NET ASSETS	503,171	(3,418,419)

NET ASSETS:
Beginning of period	5,269,336	8,687,755

End of period	$ 5,772,507	$ 5,269,336

CHANGES IN SHARES OUTSTANDING
Shares sold	102,759	116,726
Shares redeemed	(37,877)	(22,269)

Net increase in shares outstanding	64,882	94,457

Note- the Fund has no undistributed net investment income, undistributed capital gains (losses), or accumulated distributions in excess of net investment income for each of the periods presented.

See accompanying notes to financial statements.

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management investment company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of one diversified investment portfolio, Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  Starting with the accompanying financial statements, the Fund will make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”)

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical investments.’

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2009:

Level 1

$ 5,643,992

Level 2

   -

Level 3

                 -

Total

$ 5,643,992

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings -  There is no undistributed ordinary income.  The fund has no undistributed long-term capital gains.  The Fund has capital loss carry forwards - totaling $978,803, of which $25,202 expires September 30, 2013, $42,679 which expires September 30, 2016, and $910,922 which expire September 30, 2017.

As of September 30, 2009, the gross unrealized appreciation for all securities totaled $785,048 and the gross unrealized depreciation for all securities totaled ($2,185,534) a net unrealized depreciation of ($1,400,486) for tax purposes.

d)

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

SEPTEMBER 30, 2009

ex-dividend date.  No distributions were made during 2008 or 2009.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

e)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

f)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2008 or 2009.

g)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at September 30, 2009.

i)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  No securities were purchased on margin at September 30, 2009. During this period, the fund incurred margin interest of $9,645.

3. INVESTMENT TRANSACTIONS

 The aggregate amounts of security transactions during the year ended September 30, 2009 (excluding repurchase agreements and short-term securities), were as follows:

                                        Other than

                                        U.S. Govt.            U.S. Govt.

                                        Securities             Securities

Purchases        nbsp:        1,873,308                  -

Proceeds from sales         1,354,541                  -

As of September 30, 2009, the gross unrealized appreciation for all securities totaled $785,048 and the gross unrealized depreciation for all securities totaled ($2,185,534) for a net unrealized depreciation of ($1,400,486) for tax purposes. The aggregate cost of securities at September 30, 2009 was $7,044,478.  During the year ended September 30, 2009, the Fund paid no dividends nor did it have distributable earnings.

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $13,743 of adviser fees through September 30, 2009.  During the year ended September 30, 2009 the fund incurred $63,699 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the“Administrator”). As compensation

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

SEPTEMBER 30, 2009

for services rendered to the Fund, the Administrator is entitled to receive a fee calculated at an annual rate of 0.45% of its daily net assets.  The Fund has accrued $3,523 of administrative fees through

September 30, 2009. During the year ended September 30, 2009, the Fund incurred $18,510 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

                              For the year ended         For the year ended

                              September 30, 2009       September 30, 2008

Shares sold

102,759

$457,701

          116,726

$    958,098

Shares redeemed

(37,877)

(159,992)

          (22,269)

$    (176,688)

Net capital share

   Transactions      64,882

$ 297,709

          94,457

$    $ 781,410

Upright Growth Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended September 30,
	2009	2008	2007	2006	2005
PER SHARE DATA
Net asset value, beginning of year	$ 5.98	$ 11.04	$ 10.44	$ 10.07	$ 8.86

Investment operations:
Net investment loss	(0.03)	(0.04)	(0.11)	(0.13)	(0.15)
Net realized and unrealized gain (loss) on investments	0.15	(5.02)	0.71	0.50	1.36

Total from investment operations	0.12	(5.06)	0.60	0.37	1.21

Less distributions from net investment income	-	-	-	-	-

Net asset value, end of year	$ 6.10	$ 5.98	$ 11.04	$ 10.44	$ 10.07

TOTAL RETURN	2.04%	(45.83%)	5.75%	3.67%	13.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	5,773	5,269	8,687	8,391	7,478

Ratio of net expenses to average net assets	2.54%	2.38%	2.25%	2.21%	2.28%
Ratio of net investment income (loss) to average net assets	(0.66%)	(0.45%)	(1.03%)	(1.65%)	(2.20%)
Ratio of net expenses to average net assets (without fee waiver)	2.54%	2.38%	2.25%	2.21%	2.28%
Ratio of net investment income (loss) to average net assets (without fee waiver)	(0.66%)	(0.45%)	(1.03%)	(1.65%)	(2.20%)
Portfolio turnover rate	29.13%	31.74%	38.47%	30.87%	55.49%

Note: the Fund used the average share method to calculate selected data per share throughout each year.

Upright Growth Fund

MEYLER & COMPANY, LLC

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

 and Shareholders of

Upright Growth Fund

Livingston, New Jersey

We have audited the accompanying statement of assets and liabilities of the Upright Growth Fund (the “Fund”), including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Upright Growth Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America..

                                       /s/ Meyler & Company, LLC

Middletown, NJ

November 25, 2009

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009 through September 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2009	September 30, 2009	April 1, 2009 to September 30, 2009

Actual	$1,000.00	$1,548.22	$16.18
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.30	$12.78

* Expenses are equal to each Fund's annualized expense ratio of 2.54%, multiplied by the average account value over the period, Multiplied by 183/366 (to reflect the one-half year period).

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

September 30, 2009

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Growth Fund

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 615 west Mt. Pleasant Ave Livingston, NJ 07039 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Wellman Wu Kam Man Food Inc. 511 Old Post Road Edison, NJ 08817 Year of Birth: 1942	Trustee since 1998

President of Kam Man Food Corp. in New Jersey since 1996 and Vice-president of Kam Man Food Inc in New York since 1972. He also served as President of Kam Kuo Food Corp. in New York since 1992. The Kam Man Group is one of biggest supermarket of Chinese food in east coast.

None
Carol Jou 615 west Mt. Pleasant Ave Livingston, NJ 07039 Year of Birth: 1964	Trustee since December 2005	IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2001 to 2005); IT application systems Engineer, Novartis Pharmaceutial Corporation ( 2005 to present)	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

615 West Mt. Pleasant Avenue

Livingston, NJ 07039

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Meyler & Company, LLC

One Arin Park

1715 Highway 35

Middletown, NJ 07748

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Trustees

David Y.S. Chiueh

Wellman Wu

Carol Jou

Upright Growth Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: December 8, 2009

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: December 8, 2009

Upright Growth Fund

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03,  the head is Mr. Wellman Wu, who is qualified as financial expert under current SEC regulations.   He has more than 15 years experience of actively supervising a principal financial officer and controller. Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit and committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2009

$ 9,000

FY 2008

$ 8,700

Upright Growth Fund

(b) Audit-Related Fees

FY 2009

$ 0

FY 2008

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2009

$ 0

FY 2008

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2009

$ 0

FY 2008

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2009

$ 0

FY 2008

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herwith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

Upright Growth Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: December 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: December 8, 2009

* Print the name and title of each signing officer under his or her signature.